Trade receivables (Tables)	12 Months Ended
Mar. 29, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	March 29, 2020	March 31, 2019
	$	$
Trade accounts receivable	32.0	19.7
Credit card receivables	2.1	1.6
	34.1	21.3
Less: expected credit loss and sales allowances	(1.8)	(0.9)
Trade receivables, net	32.3	20.4

Schedule of Allowance for Doubtful Accounts and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	March 29, 2020			March 31, 2019
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.4)	(0.5)	(0.9)	(0.4)	(0.4)	(0.8)
Losses recognized	(0.2)	(2.8)	(3.0)	(0.3)	(0.6)	(0.9)
Amounts settled or written off during the year	0.1	2.0	2.1	0.3	0.5	0.8
Balance at the end of the year	(0.5)	(1.3)	(1.8)	(0.4)	(0.5)	(0.9)